Income taxes - Effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Abstract]
Weighted average statutory income tax rate in %	25.90%	26.60%	22.00%
Recognition of previously unrecognized tax loss and credit carryforwards	(2.70%)	(1.90%)	16.80%
Unrecognized tax loss and credit carryforwards	2.20%	141.80%	(9.60%)
Changes to recognition of temporary differences	(1.60%)	243.60%	(26.20%)
Non-taxable income and tax incentives	(7.90%)	(30.20%)	22.80%
Non-deductible expenses	2.90%	10.00%	(10.70%)
Withholding and other taxes	1.90%	16.00%	(5.10%)
Tax rate changes	1.00%	(0.90%)	0.90%
Prior year tax	0.80%	1.20%	1.90%
Tax expense (benefit) due to change in uncertain tax treatments	0.90%	(20.40%)	2.30%
Others, net	0.20%	3.10%	1.90%
Effective income tax rate	23.60%	389.50%	17.00%